DISCONTINUED OPERATIONS	12 Months Ended
Aug. 31, 2019
Discontinued Operations and Disposal Groups [Abstract]
DISCONTINUED OPERATIONS

On November 16, 2017, the Company sold the copyright and all other rights in a film named “Gong Fu Nv Pai” copyright and the mobile application (Amoney) assets to an unrelated party for $253,000 cash.

The sales of intangible assets qualified as a discontinued operation of the Company and accordingly, the Company has excluded results of the operations from its Consolidated Statements of Operations to present this revenue and expenses from these intangible assets in discontinued operations.

The following table shows the results of operations of mobile application and copyright for year ended August 31, 2019 and 2018 which are included in the gain from discontinued operations:

	Years ended
	August 31,
	2019	2018
Revenue	$—	$49,920
Cost of revenue	—	(11,912)
Income Tax Provision	—	—
Gain from discontinued operations	$—	$38,008